Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
At beginning of period	£ 6,655
At end of period	6,723	£ 6,655
Impairment loss of goodwill	85
Retail Banking
Intangible assets
Impairment loss of goodwill	85
NatWest group excluding RBS Plc and retail banking
Intangible assets
Impairment loss of goodwill	0	0
Cost
Intangible assets
At beginning of period	12,531	12,273
Currency translation and other adjustments	29	(1)
Additions	479	348
Disposals and write-off of fully amortised assets	(50)	(89)
At end of period	12,989	12,531
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(5,876)	(5,651)
Currency translation and other adjustments	(31)	(1)
Disposals and write-off of fully amortised assets	28	67
Impairment of intangible assets	(87)	(9)
Amortisation charge for the year	300	282
At end of period	(6,266)	(5,876)
Goodwill
Intangible assets
At beginning of period	5,607
At end of period	5,522	5,607
Goodwill | Cost
Intangible assets
At beginning of period	9,939	9,980
Disposals and write-off of fully amortised assets		(41)
At end of period	9,939	9,939
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,332)	(4,373)
Disposals and write-off of fully amortised assets		41
Impairment of intangible assets	(85)
At end of period	(4,417)	(4,332)
Intangible assets other than goodwill | Internally generated software
Intangible assets
At beginning of period	1,048
At end of period	1,201	1,048
Intangible assets other than goodwill | Internally generated software | Cost
Intangible assets
At beginning of period	2,592	2,293
Currency translation and other adjustments	29	(1)
Additions	479	348
Disposals and write-off of fully amortised assets	(50)	(48)
At end of period	3,050	2,592
Intangible assets other than goodwill | Internally generated software | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(1,544)	(1,278)
Currency translation and other adjustments	(31)	(1)
Disposals and write-off of fully amortised assets	28	26
Impairment of intangible assets	(2)	(9)
Amortisation charge for the year	300	282
At end of period	(1,849)	£ (1,544)
Computer software | RBS plc
Intangible assets
Impairment loss of goodwill	£ 85